Current Income Tax Assets (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Current Income Tax Assets	As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.22	12.31.21
Tax Advances	410,248	148,785
Total	410,248	148,785